EVENTS AFTER THE BALANCE SHEET DATE - Parent	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [line items]
EVENTS AFTER THE BALANCE SHEET DATE	41. EVENTS AFTER THE BALANCE SHEET DATE
There have been no significant events between 31 December 2024 and the date of approval of these financial statements which would require a change to or additional disclosure in the financial statements.

Santander UK Group Holdings plc
Disclosure of non-adjusting events after reporting period [line items]
EVENTS AFTER THE BALANCE SHEET DATE	42.18. EVENTS AFTER THE BALANCE SHEET DATE See Note 41 to the Consolidated Financial Statements.